Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$ (64,747)	$ (9,393)
Numerator for basic net loss per share calculation	(64,747)	(9,393)
Numerator for diluted net loss per share calculation	$ (64,747)	$ (9,393)
Denominator:
Weighted average number of ordinary shares (in Shares)	95,221,846	82,672,779
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.68)	$ (0.11)
Diluted (in Dollars per share)	$ (0.68)	$ (0.11)